Note 13 - Trade Receivables, Other Current Receivables, and Prepayments - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	6.00%	21.00%
Gross carrying amount	$ 46,661	$ 36,452
Loss allowance as of December 31	$ 2,796	$ 7,643
Current [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	0.40%	0.40%
Gross carrying amount	$ 35,717	$ 25,403
Loss allowance as of December 31	$ 135	$ 98
Not later than one month [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	1.80%	2.80%
Gross carrying amount	$ 3,666	$ 1,466
Loss allowance as of December 31	$ 67	$ 41
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	2.50%	1.20%
Gross carrying amount	$ 1,483	$ 372
Loss allowance as of December 31	$ 37	$ 5
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	3.20%	16.20%
Gross carrying amount	$ 758	$ 140
Loss allowance as of December 31	$ 24	$ 23
Later than three months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	50.30%	82.40%
Gross carrying amount	$ 5,036	$ 9,074
Loss allowance as of December 31	$ 2,533	$ 7,477